Other Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Amortization method qualified affordable housing projects investments	$ 918	$ 853
Qualified affordable housing project investments, commitment	393	358
Qualified affordable housing project commitment - 2016	221
Qualified affordable housing project commitment - 2017	53
Qualified affordable housing project commitment - 2018	100
Qualified affordable housing project commitment - 2019	2
Qualified affordable housing project commitment - 2020	5
Qualified affordable housing project commitment - 2021 and thereafter	12
Affordable housing tax credits and other tax benefits, amount	130	128	$ 118
Qualified affordable housing project investments, amortization	$ 99	$ 96	$ 88